Segment reporting - Schedule of revenue by geographic region (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment reporting
Revenue	R$ 959,680	R$ 807,577	R$ 756,715
Brazil
Segment reporting
Revenue	802,373	718,297	687,691
USA
Segment reporting
Revenue	94,206	35,013	14,336
Argentina
Segment reporting
Revenue	13,090	11,771	11,231
Mexico
Segment reporting
Revenue	12,373	12,743	14,402
Netherlands
Segment reporting
Revenue	7,680	2,578	1,725
Malta
Segment reporting
Revenue	4,703	1,529	266
Peru
Segment reporting
Revenue	4,564	5,403	4,463
Switzerland
Segment reporting
Revenue	3,511	182	631
Colombia
Segment reporting
Revenue	3,946	5,305	5,541
Chile
Segment reporting
Revenue	2,199	4,210	3,781
Others
Segment reporting
Revenue	R$ 11,035	R$ 10,546	R$ 12,648